6. Acquisition (Details - Allocation of purchase price) - USD ($)		2 Months Ended	12 Months Ended
		Mar. 15, 2019	Dec. 31, 2020	Dec. 31, 2019
Purchase price
Cash			$ 0	$ 550,000
AVX Design [Member]
Purchase price
Cash		$ 550,000
29,286 shares of common stock (1)	[1]	290,716
Secured promissory note		50,000
Total purchase price		890,716
Allocation of purchase price
Cash		201,482
Accounts receivable		234,561
Inventories		16,000
Property and equipment		10,381
Operating lease right-of-use assets		157,213
Deposits		5,968
Intangible assets		57,000
Goodwill		458,016
Accounts payable and accrued liabilities		(81,478)
Operating lease liability		(168,427)
Purchase price		$ 890,716

[1]	the fair value of the common stock was calculated based on the closing market price of the Company's common stock at the date of acquisition.